UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    _______

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                        SEI ALPHA STRATEGY PORTFOLIOS LP

                INVESTMENT COMPANY ACT FILE NUMBER:   811-22112


                                   REGISTRANT
                       SEI Alpha Strategy Portfolios, LP
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                                 (610) 676-1114

                               AGENT FOR SERVICE
                         The Corporation Trust company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801

                        DATE OF FISCAL YEAR END: MAY 31

            DATE OF REPORTING PERIOD: JULY 1, 2010 TO JUNE 30, 2011
                                    ________

                          Item 1. Proxy Voting Record
                            SEI LIBOR PLUS PORTFOLIO
  No votes have been cast on securities held by this fund during the reporting period.
                                    ________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SEI  Alpha  Strategy  Portfolios  LP

By:  /s/  Robert  A.  Nesher

          President

Date:     August  2X,  2011